Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities
6.	Derivative Liabilities

As discussed in Note 4, on June 30, 2016, the Company entered into the First Amendment with respect to the New Brainlab Note, the provisions of which created: (a) a conversion feature allowing for $500,000 of the principal balance of the New Brainlab Note to be converted into the security offered in a qualified public offering, and at a price that may be less than market value per share of the Company’s common stock; and (b) down round protection with respect to the exercise price for 34,957 shares of common stock underlying warrants issued in connection with the New Brainlab Note.

In addition, warrants issued in 2012 and 2013 financing transactions contain either or both net-cash settlement and down round exercise price protection provisions.

Under GAAP, the conversion feature and the down round price protection described in the two preceding paragraphs are required to be accounted for as derivatives, thus necessitating that they each be adjusted to estimated fair value at each balance sheet date and shown as liabilities in the accompanying condensed consolidated balance sheets. The fair values of these derivatives were calculated using the Monte Carlo simulation valuation method.

Assumptions used in calculating the fair value of the conversion feature at March 31, 2017 include the following:

Risk free interest rates	1.21%
Volatility	60%

Assumptions used in calculating the fair value of the warrants described in this Note 6 at March 31, 2017 include the following:

Dividend yield	0%
Expected volatility	50% - 60%
Risk free interest rates	0.76% - 1.72%
Expected remaining term (in years)	0.25 – 4.00

In addition to the assumptions above, the Company also estimates the likelihood of whether it will participate in a future round of qualifying equity financing, as defined in either the amended note or warrant agreements, as applicable, that would trigger the conversion feature or the repricing of warrants, and, if so, the estimated timing and pricing of its offering of common stock.

The fair values and the changes in fair values of derivative liabilities as of, and during the three months ended March 31, 2017 and 2016 are as follows:

	Three Months Ended March 31,
	2017	2016
Balance, beginning of period	$131,173	$658,286
(Gain) loss on change in fair value for the period	93,046	(160,118)
Balance, end of period	$224,219	$498,168

8.    Derivative Liabilities

As discussed in Note 6, on June 30, 2016, the Company entered into the First Amendment with Brainlab, with respect to the New Brainlab Note, the provisions of which created: (a) a conversion feature allowing for $500,000 of the principal balance of the New Brainlab Note to be converted into the security offered in a qualified public offering, and at a price that may be less than market value per share of the Company’s common stock; and (b) down round protection with respect to the exercise price for 34,957 shares of common stock underlying warrants issued in connection with the New Brainlab Note.

In addition, warrants issued in 2012 and 2013 financing transactions contain either or both net-cash settlement and down round exercise price protection provisions.

Under GAAP, the conversion feature and the down round price protection described in the two preceding paragraphs are required to be accounted for as derivatives, thus necessitating that they each be adjusted to estimated fair value at each balance sheet date and shown as liabilities in the accompanying condensed consolidated balance sheets. The fair values of these derivatives were calculated using the Monte Carlo simulation valuation method.

Assumptions used in calculating the fair value of the conversion feature at December 31, 2016 include the following:

Risk free interest rates	1.20%
Volatility	60%

Assumptions used in calculating the fair value of the warrants described in this Note 8 at December 31, 2016 include the following:

Dividend yield	0%
Expected volatility	55% - 60%
Risk free interest rates	0.62% - 1.76%
Expected remaining term (in years)	0.50 - 4.26

In addition to the assumptions above, the Company also estimates the likelihood of whether it will participate in a future round of qualifying equity financing, as defined in either the amended note or warrant agreements, as applicable, that would trigger the conversion feature or the repricing of warrants, and, if so, the estimated timing and pricing of its offering of common stock.

The fair values and the changes in fair values of derivative liabilities as of, and during the years ended, December 31, 2016 and 2015 are as follows:

	Year Ended December 31,
	2016	2015
Balance, beginning of period	$658,286	$2,198,162
Conversion of equity warrants to liabilities	192,173	-
Addition from debt restructurings	1,592,134	-
Reduction from debt conversions	(1,207,813)	-
Reduction from warrant exercise	(37,672)	-
Gain on change in fair value for the period	(1,065,935)	(1,539,876)
Balance, end of period	$131,173	$658,286